SCHEDULE OF FAIR VALUE INSTRUMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Convertible notes payable		$ 11,152,151
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Convertible notes payable
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Convertible notes payable
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Convertible notes payable		$ 11,152,151